REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net sales	$ 1,628.1	$ 1,562.1	$ 1,438.8
Fuel
Disaggregation of Revenue [Line Items]
Net sales	705.2	674.7	612.6
Lube
Disaggregation of Revenue [Line Items]
Net sales	305.4	306.9	278.7
Air
Disaggregation of Revenue [Line Items]
Net sales	282.4	267.8	242.9
Other
Disaggregation of Revenue [Line Items]
Net sales	335.1	312.7	304.6
United States
Disaggregation of Revenue [Line Items]
Net sales	746.5	720.5	619.6
Other international
Disaggregation of Revenue [Line Items]
Net sales	$ 881.6	$ 841.6	$ 819.2